INCOME TAXES (Schedule of reconciliation between the theoretical tax expense and the actual tax expense (benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ (21,623)	$ (12,155)	$ (6,637)
Statutory tax rate (as a percent)	26.50%	25.00%	25.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate	(5,730)	(3,039)	(1,659)
Income tax at rate other than the Israeli statutory tax rate	12	7	8
Non-deductible expenses including equity based compensation expenses and other	1,864	895	33
Operating losses and other temporary differences for which valuation allowance was provided	3,870	2,159	1,639
Taxes in respect of prior years	29
Taxes on income	$ 45	$ 22	$ 21